Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Akari Therapeutics, Plc
Entity File Number	001-36288
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	75/76 Wimpole Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1G 9RT
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001541157
Amendment Flag	false
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	4,759,731,923
Auditor Name	BDO USA, LLP
Auditor Firm ID	243
Auditor Location	New York, New York
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Rachelle Jacques
Entity Address, Address Line One	75/76 Wimpole Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1G 9RT
City Area Code	44 20
Local Phone Number	8004 0270
American Depositary Share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 100 Ordinary Shares, par value$0.0001 per share
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share*